Acquisitions and Dispositions (Schedule of Disposal Groups, Including Discontinued Operations Consolidated Balance Sheets (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018		Jun. 30, 2018		Dec. 31, 2017
Business Acquisition And Dispositions [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 382	$ 268	[1]	$ 190		$ 120
Dominion Energy Gas Holdings LLC [Member]
Business Acquisition And Dispositions [Line Items]
Cash and Cash Equivalents, at Carrying Value	183	99	[2]	$ 70	[3]	$ 18	[3]
Dominion Energy Gas Holdings LLC [Member] | East Ohio [Member]
Business Acquisition And Dispositions [Line Items]
Cash and Cash Equivalents, at Carrying Value	4	9
Dominion Energy Gas Holdings LLC [Member] | DGP [Member]
Business Acquisition And Dispositions [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 8	$ 1

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	At June 30, 2019, June 30, 2018, December 31, 2018 and December 31, 2017, Dominion Energy Gas had $12 million, $3 million, $9 million and $3 million of cash and cash equivalents included in current assets of discontinued operations, respectively.